ALLMERICA SELECT
          A Higher Standard

      .   Allmerica Select Acclaim

      Get this document on-line at www.e-z-delivery.com


                          [LOGO] ALLMERICA FINANCIAL(R)

                                  Annual Report

                               DECEMBER 31, 2001

General Information

OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND
ANNUITY COMPANY (AFLIAC)

John F. O'Brien, Chairman of the Board
Mark A. Hug, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Value Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Select Investment Grade Income Fund
     Money Market Fund

   Bank of Ireland Asset Management (U.S.) Limited
   U.S. Offices: 20 Horseneck Lane, Greenwich, CT 06830
   Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   707 Westchester Avenue, White Plains, NY 10604
     Select Value Opportunity Fund

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Street, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Putnam Investment Management, Inc.
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America, Inc.
   787 Seventh Avenue, New York, NY 10019
     Select Emerging Markets Fund

   TCW Investment Management Company
   865 South Figueroa, Los Angeles, CA 90017
     Select Strategic Growth Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   Western Asset Management Company
   117 East Colorado Blvd., Pasadena, California 91105
     Select Strategic Income Fund

Deutsche Asset Management
885 Third Avenue, 32/nd/ Floor, New York, NY 10022
  Deutsche VIT EAFE Equity Index Fund
  Deutsche VIT Small Cap Index Fund

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund
  Eaton Vance VT Worldwide Health Sciences Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth & Income Portfolio
  Fidelity VIP III Mid Cap Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  Franklin Small Cap Fund
  Franklin Mutual Shares Securities Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
  INVESCO VIF-Dynamics Fund
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Aggressive Growth Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio
  Janus Aspen International Growth Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Fund VCT Portfolio
  Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
  SVS Dreman Financial Services Portfolio
  Scudder Technology Growth Portfolio

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Product Performance Summary

ALLMERICA SELECT ACCLAIM (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                        Without Surrender Charge
                                                                                and Contract Fee
                                                                                        10 Years
                                                       Sub-                  10 Years or Life of
                                             Fund   Account                   or Life       Sub-
                                        Inception Inception        1      5   of Fund    Account        1      5
Sub-Accounts                                 Date      Date     Year  Years (if less)  (if less)     Year  Years
-----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                     9/28/90  11/20/00  -13.21%  8.89%    10.97%    -13.26%  -19.37%  8.11%
AIT Money Market Fund                     4/29/85  11/20/00    2.88%  3.96%     3.47%      3.11%   -4.49%  2.99%
AIT Select Aggressive Growth Fund         8/21/92  11/20/00  -22.69%  0.12%     8.15%    -22.11%  -28.23% -0.85%
AIT Select Capital Appreciation Fund      4/28/95  11/20/00   -2.46% 10.00%    13.95%      0.73%   -9.44%  9.23%
AIT Select Emerging Markets Fund          2/20/98  11/20/00  -10.36%    N/A    -8.66%    -14.51%  -16.76%    N/A
AIT Select Growth Fund                    8/21/92  11/20/00  -25.72%  6.40%     8.58%    -25.53%  -31.00%  5.56%
AIT Select Growth and Income Fund         8/21/92  11/20/00  -12.94%  4.45%     8.01%    -13.02%  -19.18%  3.52%
AIT Select International Equity Fund       5/2/94  11/20/00  -22.58%  1.41%     5.03%    -18.01%  -28.15%  0.41%
AIT Select Investment Grade Income Fund   4/29/85  11/20/00    6.49%  5.43%     5.65%      8.34%   -1.17%  4.51%
AIT Select Strategic Growth Fund          2/20/98  11/20/00  -30.24%    N/A   -17.38%    -34.13%  -35.26%    N/A
AIT Select Strategic Income Fund           7/3/00  11/20/00    5.51%    N/A     7.11%      7.62%   -1.96%    N/A
AIT Select Value Opportunity Fund         4/30/93  11/20/00   11.17% 11.38%    12.21%     18.41%    3.22% 10.64%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98  11/20/00  -27.06%    N/A     0.93%    -26.69%  -32.25%    N/A
AIM V.I. Blue Chip Fund                  12/29/99  11/20/00  -23.59%    N/A   -16.77%    -23.01%  -29.03%    N/A
AIM V.I. Value Fund                        5/5/93  11/20/00  -13.74%  8.22%    11.90%    -12.78%  -19.91%  7.42%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91  11/20/00   -1.20% 12.86%    13.09%      3.61%   -8.30% 12.16%
Alliance Premier Growth Portfolio         6/26/92  11/20/00  -18.52% 10.83%    13.87%    -18.94%  -24.44% 10.08%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund       8/22/97  11/20/00  -25.71%    N/A    -3.46%    -21.97%  -30.95%    N/A
Deutsche VIT Small Cap Index Fund         8/22/97  11/20/00    0.69%    N/A     3.12%      3.15%   -6.41%    N/A

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                              5/1/01    5/1/01      N/A    N/A     0.38%      0.38%      N/A    N/A
Eaton Vance VT Worldwide Health
Sciences Fund                              5/1/01    5/1/01      N/A    N/A    14.96%     14.96%      N/A    N/A

                                       With Surrender Charge
                                           and Contract Fee*
                                                    10 Years
                                         10 Years or Life of
                                          or Life       Sub-
                                          of Fund    Account
Sub-Accounts                            (if less)  (if less)
------------------------------------------------------------

Allmerica Investment Trust
AIT Equity Index Fund                      10.91%    -18.88%
AIT Money Market Fund                       3.38%     -3.67%
AIT Select Aggressive Growth Fund           8.09%    -27.25%
AIT Select Capital Appreciation Fund       13.67%     -5.87%
AIT Select Emerging Markets Fund          -10.04%    -20.11%
AIT Select Growth Fund                      8.52%    -30.35%
AIT Select Growth and Income Fund           7.94%    -18.76%
AIT Select International Equity Fund        4.76%    -23.44%
AIT Select Investment Grade Income Fund     5.57%      1.18%
AIT Select Strategic Growth Fund          -18.66%    -38.52%
AIT Select Strategic Income Fund            1.96%      0.71%
AIT Select Value Opportunity Fund          12.14%     11.09%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            -0.62%    -31.44%
AIM V.I. Blue Chip Fund                   -19.48%    -28.02%
AIM V.I. Value Fund                        11.84%    -18.48%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio       13.03%     -3.29%
Alliance Premier Growth Portfolio          13.81%    -24.43%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund        -4.51%    -26.94%
Deutsche VIT Small Cap Index Fund           1.99%     -3.42%

Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate
  Income Fund                              -6.70%     -6.70%
Eaton Vance VT Worldwide Health
Sciences Fund                               6.94%      6.94%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA SELECT ACCLAIM (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Select Acclaim sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                           Without Surrender Charge
                                                                                   and Contract Fee
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account       1      5
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)    Year  Years
-------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund VIP, VIP II and VIP III
(Service Class 2)
Fidelity VIP Equity-Income Portfolio          10/9/86  11/20/00  -6.51%  7.66%    11.81%     -2.18% -13.25%  6.82%
Fidelity VIP Growth Portfolio                 10/9/86  11/20/00 -18.98%  9.89%    11.61%    -19.82% -24.88%  9.11%
Fidelity VIP High Income Portfolio            9/19/85  11/20/00 -13.12% -5.12%     3.61%    -14.82% -19.36% -6.07%
Fidelity VIP II Contrafund Portfolio           1/3/95  11/20/00 -13.65%  8.69%    13.93%    -11.20% -19.79%  7.90%
Fidelity VIP III Growth & Income Portfolio   12/31/96  11/20/00 -10.24%  8.15%     8.15%     -9.65% -16.60%  7.35%
Fidelity VIP III Mid Cap Portfolio           12/28/98  11/20/00  -4.82%    N/A    23.68%      1.79% -11.57%    N/A

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                11/1/95  11/20/00 -16.39%  9.05%    11.94%    -16.99% -22.32%  8.27%
FT VIP Mutual Shares Securities Fund          11/8/96  11/20/00   5.60%  8.69%     9.12%     10.41%  -1.94%  7.89%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                     8/25/97  11/20/00 -32.07%    N/A     4.33%    -30.56% -36.91%    N/A
INVESCO VIF Health Sciences Fund              5/22/97  11/20/00 -13.77%    N/A    13.23%     -6.00% -19.93%    N/A

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio       9/13/93  11/20/00 -40.41%  5.36%    10.72%    -40.91% -44.67%  4.48%
Janus Aspen Growth Portfolio                  9/13/93  11/20/00 -25.91%  7.29%    10.00%    -27.88% -31.22%  6.46%
Janus Aspen Growth and Income Portfolio        5/1/98  11/20/00 -14.75%    N/A    10.93%    -14.59% -20.81%    N/A
Janus Aspen International Growth Portfolio     5/2/94  11/20/00 -24.46%  8.12%    11.92%    -24.84% -29.87%  7.31%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                   10/31/97    5/1/01 -12.29%    N/A     6.52%    -10.08% -18.48%    N/A
Pioneer Real Estate Growth VCT Portfolio       3/1/95    5/1/01   6.08%  3.99%     9.63%      7.56%  -1.39%  3.12%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99  11/20/00 -33.31%    N/A    -3.52%    -38.74% -38.08%    N/A
SVS Dreman Financial Services Portfolio        5/4/98  11/20/00  -6.14%    N/A     1.82%      5.05% -12.79%    N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94  11/20/00 -23.27% -0.99%     2.27%    -20.31% -28.79% -1.97%

                                           With Surrender Charge
                                               and Contract Fee*
                                                        10 Years
                                             10 Years or Life of
                                              or Life       Sub-
                                              of Fund    Account
Sub-Accounts                                (if less)  (if less)
----------------------------------------------------------------

Fidelity Variable Insurance Products Fund VIP, VIP II and VIP III
(Service Class 2)
Fidelity VIP Equity-Income Portfolio           10.61%     -8.69%
Fidelity VIP Growth Portfolio                  11.54%    -25.28%
Fidelity VIP High Income Portfolio              3.55%    -20.46%
Fidelity VIP II Contrafund Portfolio           13.69%    -16.94%
Fidelity VIP III Growth & Income Portfolio      7.35%    -15.46%
Fidelity VIP III Mid Cap Portfolio             22.27%     -4.89%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Small Cap Fund                 11.60%    -22.35%
FT VIP Mutual Shares Securities Fund            8.50%      3.21%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                       3.24%    -35.08%
INVESCO VIF Health Sciences Fund               12.46%    -12.13%

Janus Aspen Series (Service Shares)
Janus Aspen Aggressive Growth Portfolio        10.67%    -44.79%
Janus Aspen Growth Portfolio                    9.93%    -32.63%
Janus Aspen Growth and Income Portfolio         9.61%    -20.13%
Janus Aspen International Growth Portfolio     11.74%    -29.79%

Pioneer Variable Contracts Trust (Class II)
Pioneer Fund VCT Portfolio                      3.43%    -16.43%
Pioneer Real Estate Growth VCT Portfolio        9.37%     -0.02%

Scudder Variable Series II
Scudder Technology Growth Portfolio            -5.87%    -42.78%
SVS Dreman Financial Services Portfolio         0.25%     -1.70%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio     1.96%    -25.61%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Select Acclaim sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           Intentionally Left Blank

                            Allmerica Select Acclaim

Allmerica Select products are offered through Allmerica Financial Life Insurance and Annuity Company. Our parent company, First Allmerica Financial, is the nation's fifth oldest life insurance company. Founded in 1844, First Allmerica Financial has been serving the financial needs of its policyholders for more than 150 years.

Allmerica Select brings together the experience and financial strength of Allmerica Financial Life with the talent of some of the world's leading money managers. It's a powerful combination that can help achieve your financial goals.

To be preceded or accompanied by the current Allmerica Select Product prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Select representative or call 1-800-366-1492.

    Allmerica Select Acclaim is issued by Allmerica Financial Life Insurance and Annuity Company and offered by Allmerica Investments, Inc., member NASD/SIPC.
            Allmerica Select is a division of the issuing companies.


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                          [LOGO] ALLMERICA FINANCIAL(R)

                          ALLMERICA INVESTMENTS, INC.

               440 Lincoln Street, Worcester, Massachusetts 01653

AS-876 (12/01)

Annual Reports dated December 31, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account (File No. 811-6632), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 27, 2002. Accession number
0000927016-02-001169.